SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

NOTE 16 – SHARE BASED COMPENSATION

Employee Shares

During 2021 the Company issued an aggregate of 8,000,000 shares of Common Stock to William J Stineman pursuant to that certain Employment Agreement by and between Mr. Stineman and the Company. The per-share fair market value of the shares was $0.0265 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $212,000.

During 2021 the Company issued 100,000 shares of Common Stock to John Torrence pursuant to performance award by and between Mr. Torrence and the Company. At the date of issuance, the per-share fair market value of the shares was $0.018 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $1,800.

On July 10, 2020, the Company issued an aggregate of 4,000,000 shares of Common Stock upon the conversion of an aggregate of 4,000,000 shares of our Series A Preferred Stock by Robert Clark and Joseph Thornburg. The shares of our Common Stock were converted in terms of the agreement.

The Company issued 5,000,000 shares of Common Stock on January 27, 2020 to Lori Radcliffe pursuant to that certain Employment Agreement dated October 7, 2019, by and between Ms. Radcliffe and the Company. At the date of issuance, the per-share fair market value of the shares was $0.0637 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $318,500.

On April 3, 2020, the Company issued 5,000,000 shares of the Common Stock to Paul O’Renick pursuant to an Employment Agreement dated October 1, 2019 in exchange for compensation owed in the amount of $157,500 for services provided. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

For other equity issuances during year ended December 31, 2021 and the year ended December 31, 2020, please see Note 17, Sponsorships.

Common Stock Issuable

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him.

The 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares; (ii) on March 2, 2016, the Company issued 40,000,000 of such, and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares. On April 19, 2018, (i) 40,000,000 shares were cancelled and returned to the Company, and on July 31, 2019, (ii) an additional 50,000,000 shares were cancelled and returned to the Company. Accordingly, as of December 31, 2019, the Company owed to Mr. Clark an aggregate of 170,000,000 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him which were valued at $1,386,497 based on their fair value at the date of grant. During the year ended December 31, 2021, the Company reclassified its accrued stock compensation, previously reflected as a liability, to common shares issuable, a component of stockholders’ equity. The reclassification was recorded after the Company concluded its accrued stock compensation had a fixed and determinable price with no cash payment provision

Restricted common stock

The Company’s directors, officers, key employees, and non-employees were granted stock-based compensation consisting of restricted stock awards. Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense at the date of issuance. The Company estimates the fair value of each restricted stock award as of the date of grant using closing price as reported by the OTCM on the date of grant. The Board has not adopted any employee stock purchase plans or other incentive plans, nor does the Company grant stock options to its directors, officers, and employees.

The share-based payments granted for the years ended December 31, 2021 and 2020, were 8,100,000 and 10,085,140 shares of the Common Stock, respectively. There were no cancelled or forfeited restricted common stock for the years ended December 31, 2021 and 2020.

For the years ended December 31, 2021 and 2020, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	Years Ended December 31,
	2021	2020
Employee stock awards	$213,800	$476,002
Non-employee stock awards	-	2,578
Total stock-based compensation expense	$213,800	$478,580

Summary of Warrants

A summary of warrants for the years ended December 31, 2021 and 2020, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2019	-	$-
Warrants granted	20,000,000	0.05
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2020	20,000,000	0.05
Warrants granted	150,000,000	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	170,000,000	$0.03
Balance exercisable, December 31, 2021	170,000,000	$0.03

Information relating to outstanding warrants at December 31, 2021, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.03	150,000,000	2.46	$0.03	150,000,000	$0.03
$0.05	20,000,000	1.37	$0.05	20,000,000	$0.05
	170,000,000	2.33	$0.03	170,000,000	$0.03

In connection with the May 2020 Securities Purchase Agreement (see Note 11), the Company granted a Warrant to purchase up to an aggregate of 50 million shares of the Common Stock. The Warrant has a three-year term and is immediately exercisable at an exercise price of $0.05 per share, subject to adjustment.

Based on the fair market value of $0.0059 per share on December 31, 2021, there was no intrinsic value attributed to both the outstanding and exercisable warrants at December 31, 2021.

In connection with the issuance of 2021 convertible secured debentures in 2021 (see Note 11), the Company granted warrants with a relative fair value of $1,581,000 to purchase up to an aggregate of 150 million shares of the Common Stock. Each warrant has a three-year term from issuance and is immediately exercisable at an exercise price of $0.03 per share, subject to adjustment.

The fair value of each warrant on the date of grant was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2021	2020

Exercise Price	$0.05	$0.05
Stock Price	$0.016	$0.02
Risk-free interest rate	0.53%	1.65%
Expected volatility	214%	171%
Expected life (in years)	3.0	3.0
Expected dividend yield	0%	0%